Basis of Preparation (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Basis of Preparation
Total foreign exchange rate gains		$ 798,000	$ 2,940,000	$ 9,043,000
Total foreign exchange rate loses		(39,000)	(227,000)	(9,284,000)
Net foreign exchange rate gain (loss)		759,000	2,713,000	(241,000)
Term (in years)	P6Y
Cost recognized for unvested awards		0
Court expenses			$ 453,000	$ 1,200,000
Impairment loss		$ 0
Minimum
Basis of Preparation
Term (in years)		P6Y
Vesting term		P36M
Equipment useful lives (in years)		2 years
Maximum
Basis of Preparation
Term (in years)		P10Y
Vesting term		P5Y
Equipment useful lives (in years)		8 years